Loss per share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net loss					$ (52,774)
Less: Net loss attributable to non-controlling interests	$ (9,615)		$ (15,937)		(22,621)
Net loss for Basic and Diluted					(30,153)
Net loss	(22,817)	(27,794)	(32,268)	(52,613)	(281,771)	(73,151)
Net loss attributable to Rubicon Technologies, Inc	$ (13,202)		$ (16,331)		$ (30,153)
Weighted Average Number of Shares Outstanding, Diluted	106,211,259		82,943,357
Earnings Per Share, Diluted	$ (0.12)		$ (0.20)
Common Class A [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Weighted average shares of Basic and diluted					49,885,394
Net loss per share attributable to Basic and diluted					$ (0.60)